LOANS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
LOANS	LOANS
Portfolio Segments and Classes
The composition of loans, excluding loans held for sale, is summarized as follows:

	March 31, 2022		December 31, 2021
	Amount	% of Total	Amount	% of Total
	(in thousands, except percentages)
Real estate mortgages:
Construction and development	$165,400	12.6%	$174,480	13.9%
Residential	154,143	11.7%	147,490	11.8%
Commercial	765,685	58.3%	716,541	57.1%
Commercial and industrial	219,761	16.7%	206,897	16.5%
Consumer and other	9,077	0.7%	8,709	0.7%
Gross Loans	1,314,066	100.0%	1,254,117	100.0%
Deferred loan fees	(3,996)		(3,817)
Allowance for loan losses	(15,492)		(14,844)
Loans, net	$1,294,578		$1,235,456
For purposes of the disclosures required pursuant to ASC 310, the loan portfolio was disaggregated into segments and then further disaggregated into classes for certain disclosures. A portfolio segment is defined as the level at which an entity develops and documents a systematic method for determining its allowance for credit losses. There are three loan portfolio segments that include real estate, commercial and industrial, and consumer and other. A class is generally determined based on the initial measurement attribute, risk characteristic of the loan, and an entity’s method for monitoring and assessing credit risk. Commercial and industrial is a separate commercial loan class. Classes within the real estate portfolio segment include construction and development, residential mortgages, and commercial mortgages. Consumer loans and other are a class in itself.
In light of the U.S. and global economic crisis brought about by the COVID-19 pandemic, the Company has prioritized assisting its clients through this troubled time. The CARES Act provides for Paycheck Protection Plan (PPP) loans to be made by banks to employers with less than 500 employees if they continue to employ their existing workers. As of March 31, 2022, the Company has outstanding 6 loans for a total amount of $893 under the PPP. At March 31, 2022, unaccreted deferred loan origination fees related to PPP loans totaled $0. PPP loan origination fees recorded as an adjustment to loan yield for the three months ended was $298. These PPP loans are included within the commercial and industrial loan category in the table above.
The following describe risk characteristics relevant to each of the portfolio segments and classes:
Real estate - As discussed below, the Company offers various types of real estate loan products. All loans within this portfolio segment are particularly sensitive to the valuation of real estate:
•Loans for real estate construction and development are repaid through cash flow related to the operations, sale or refinance of the underlying property. This portfolio class includes extensions of credit to real estate developers or investors where repayment is dependent on the sale of the real estate or income generated from the real estate collateral.
•Residential mortgages include 1-4 family first mortgage loans which are repaid by various means such as a borrower’s income, sale of the property, or rental income derived from the property. Also included in residential mortgages are real estate loans secured by farmland, second liens, or open end real estate loans, such as home equity lines. These loans are typically repaid in the same means as 1-4 family first mortgages.
•Commercial real estate mortgage loans include both owner-occupied commercial real estate loans and other commercial real estate loans such as commercial loans secured by income producing properties. Owner-occupied commercial real estate loans made to operating businesses are long-term financing of land and buildings and are repaid by cash flows generated from business operations. Real estate loans for income-producing properties such as apartment buildings, hotels, office and industrial buildings, and retail shopping centers are repaid by cash flows from rent income derived from the properties.
Commercial and industrial - The commercial loan portfolio segment includes commercial and industrial loans. These loans include those loans to commercial customers for use in normal business operations to finance working capital needs, equipment purchases, leases, or expansion projects. Loans are repaid by business cash flows. Collection risk in this portfolio is driven by the creditworthiness of the underlying borrower, particularly cash flows from the borrowers’ business operations.
Consumer and other - The consumer loan portfolio segment includes direct consumer installment loans, overdrafts and other revolving credit loans. Loans in this portfolio are sensitive to unemployment and other key consumer economic measures which affects borrowers’ incomes and cash for repayment.
Credit Risk Management
The Chief Credit Officer, Officers Loan Committee and Directors Loan Committee are each involved in the credit risk management process and assess the accuracy of risk ratings, the quality of the portfolio and the estimation of inherent credit losses in the loan portfolio. This comprehensive process also assists in the prompt identification of problem credits. The Company has taken a number of measures to manage the portfolios and reduce risk, particularly in the more problematic portfolios.
The Company employs a credit risk management process with defined policies, accountability and routine reporting to manage credit risk in the loan portfolio segments. Credit risk management is guided by a comprehensive Loan Policy that provides for a consistent and prudent approach to underwriting and approvals of credits. Within the Board approved Loan Policy, procedures exist that elevate the approval requirements as credits become larger and more complex. All loans are individually underwritten, risk-rated, approved, and monitored.
Responsibility and accountability for adherence to underwriting policies and accurate risk ratings lies in each portfolio segment. For the consumer portfolio segment, the risk management process focuses on managing customers who become delinquent in their payments. For the commercial and real estate portfolio segments, the risk management process focuses on underwriting new business and, on an ongoing basis, monitoring the credit of the portfolios. To ensure problem credits are identified on a timely basis, several specific portfolio reviews occur each year to assess the larger adversely rated credits for proper risk rating and accrual status.
Credit quality and trends in the loan portfolio segments are measured and monitored regularly. Detailed reports, by product, collateral, accrual status, etc., are reviewed by the Chief Credit Officer and reported to the Board of Directors.
A description of the general characteristics of the risk categories used by the Company is as follows:
•Pass - A pass loan is a strong credit with no existing or known potential weaknesses deserving of management’s close attention.
•Special Mention - A loan that has potential weaknesses that deserve management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or in the institution's credit position at some future date. These loans are not adversely classified and do not expose an institution to sufficient risk to warrant adverse classification.
•Substandard - Substandard loans are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified must have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.
•Doubtful - Loans classified Doubtful have all the weaknesses inherent in those classified Substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently known facts, conditions, and values, highly questionable and improbable.
•Loss - Loans classified Loss are considered uncollectible and of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the loan has absolutely no recovery or salvage value but rather it is not practical or desirable to defer writing off this basically worthless asset even though partial recovery may be effected in the future.
The following tables summarize the risk category of the Company’s loan portfolio based upon the most recent analysis performed as of March 31, 2022 and December 31, 2021:

	Pass	Special Mention	Substandard	Doubtful	Total
	(dollars in thousands)
As of March 31, 2022
Real estate mortgages:
Construction and development	$160,243	$388	$4,769	$—	$165,400
Residential	149,011	3,841	1,291	—	154,143
Commercial	739,916	15,830	9,939	—	765,685
Commercial and industrial	216,375	3,103	59	224	219,761
Consumer and other	9,054	20	3	—	9,077
Total	$1,274,599	$23,182	$16,061	$224	$1,314,066
As of December 31, 2021
Real estate mortgages:
Construction and development	$168,751	$388	$5,341	$—	$174,480
Residential	142,782	3,554	1,154	—	147,490
Commercial	691,863	16,371	8,307	—	716,541
Commercial and industrial	203,630	2,960	73	234	206,897
Consumer and other	8,682	21	6	—	8,709
Total	$1,215,708	$23,294	$14,881	$234	$1,254,117
Past Due Loans
A loan is considered past due if any required principal and interest payments have not been received as of the date such payments were required to be made under the terms of the loan agreement.  Generally, management places a loan on nonaccrual when there is a clear indication that the borrower’s cash flow may not be sufficient to meet payments as they become due, which is generally when a loan is 90 days past due. The following tables present the aging of the recorded investment in loans and leases as of March 31, 2022 and December 31, 2021:

		Past Due Status (Accruing Loans)
	Current	30-59 Days	60-89 Days	90+ Days	Total Past Due	Nonaccrual	Total
As of March 31, 2022
Real estate mortgages:
Construction and development	$164,583	$647	$94	$—	$741	$76	$165,400
Residential	153,432	201	—	—	201	510	154,143
Commercial	762,558	739	—	—	739	2,388	765,685
Commercial and industrial	219,476	16	—	—	16	269	219,761
Consumer and other	9,074	—	—	—	—	3	9,077
Total	$1,309,123	$1,603	$94	$—	$1,697	$3,246	$1,314,066
As of December 31, 2021
Real estate mortgages:
Construction and development	$173,027	$62	$746	$299	$1,107	$346	$174,480
Residential	146,871	129	128	195	452	167	147,490
Commercial	714,092	1,775	—	—	1,775	674	716,541
Commercial and industrial	206,027	99	486	—	585	285	206,897
Consumer and other	8,673	30	—	—	30	6	8,709
Total	$1,248,690	$2,095	$1,360	$494	$3,949	$1,478	$1,254,117
Allowance for Loans Losses
The following tables detail activity in the allowance for loan losses by portfolio segment as of March 31, 2022 and March 31, 2021. Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories.

	Real Estate	Commercial	Consumer	Total
Allowance for loan losses:
Balance at December 31, 2021	$11,554	$3,166	$124	$14,844
Provision (credit) for loan losses	(1,299)	2,009	(10)	700
Loans charged off	(66)	—	(6)	(72)
Recoveries of loans previously charged off	17	—	3	20
Ending balance at March 31, 2022	$10,206	$5,175	$111	$15,492
Ending balance - individually evaluated for impairment	$400	$269	$—	$669
Ending balance - collectively evaluated for impairment	9,743	4,906	111	14,760
Ending balance - loans acquired with deteriorated credit quality	63	—	—	63
Total ending balance at March 31, 2022	$10,206	$5,175	$111	$15,492
Loans:
Ending balance - individually evaluated for impairment	$15,943	$283	$22	$16,248
Ending balance - collectively evaluated for impairment	1,068,050	219,478	9,055	1,296,583
Ending balance - loans acquired with deteriorated credit quality	1,235	—	—	1,235
Total ending balance at March 31, 2022	$1,085,228	$219,761	$9,077	$1,314,066

	Real Estate	Commercial	Consumer	Total
Allowance for loan losses:
Balance at December 31, 2020	$8,057	$3,609	$193	$11,859
Provision (credit) for loan losses	1,231	(428)	(53)	750
Loans charged off	(16)	—	(2)	(18)
Recoveries of loans previously charged off	2	11	1	14
Ending balance at March 31, 2021	$9,274	$3,192	$139	$12,605
Ending balance - individually evaluated for impairment	$357	$390	$12	$759
Ending balance - collectively evaluated for impairment	8,823	2,802	127	11,752
Ending balance - loans acquired with deteriorated credit quality	94	—	—	94
Total ending balance at March 31, 2021	$9,274	$3,192	$139	$12,605
Loans:
Ending balance - individually evaluated for impairment	$15,829	$583	$42	$16,454
Ending balance - collectively evaluated for impairment	830,912	229,574	9,158	1,069,644
Ending balance - loans acquired with deteriorated credit quality	1,363	—	—	1,363
Total ending balance at March 31, 2021	$848,104	$230,157	$9,200	$1,087,461
Impaired Loans
A loan held for investment is considered impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due (both principal and interest) according to the terms of the loan agreement. The following tables detail our impaired loans, by portfolio class as of March 31, 2022 and December 31, 2021.

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment
March 31, 2022
With no related allowance recorded:
Real estate mortgages:
Construction and development	$4,810	$4,810	$—	$4,813
Residential	1,477	1,477	—	1,485
Commercial	7,891	7,891	—	7,922
Commercial and industrial	14	14	—	17
Consumer and other	22	22	—	23
Total with no related allowance recorded	14,214	14,214	—	14,260
With an allowance recorded:
Real estate mortgages:
Construction and development	234	234	62	236
Residential	362	433	97	364
Commercial	2,404	2,404	304	2,406
Commercial and industrial	269	269	269	276
Consumer and other	—	—	—	—
Total with an allowance recorded	3,269	3,340	732	3,282
Total impaired loans	$17,483	$17,554	$732	$17,542

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment
December 31, 2021
With no related allowance recorded:
Real estate mortgages:
Construction and development	$5,258	$5,258	$—	$5,261
Residential	1,081	1,081	—	1,090
Commercial	7,992	7,992	—	7,993
Commercial and industrial	22	22	—	25
Consumer and other	15	15	—	16
Total with no related allowance recorded	14,368	14,368	—	14,385
With an allowance recorded:
Real estate mortgages:
Construction and development	370	370	148	370
Residential	633	704	125	636
Commercial	680	680	136	682
Commercial and industrial	285	285	292	289
Consumer and other	11	11	3	11
Total with an allowance recorded	1,979	2,050	704	1,988
Total impaired loans	$16,347	$16,418	$704	$16,373
A loan held for investment is considered impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due (both principal and interest) according to the terms of the loan agreement. The following tables detail our interest income recognized on impaired loans, by portfolio class in the three months ended March 31, 2022 and 2021.

	Recorded Investment	Average Recorded Investment	Interest Income Recognized
Three Months Ended March 31, 2022
With no related allowance recorded:
Real estate mortgages:
Construction and development	$4,810	$4,813	$55
Residential	1,477	1,485	21
Commercial	7,891	7,922	115
Commercial and industrial	14	17	—
Consumer and other	22	23	—
Total with no related allowance recorded	14,214	14,260	191
With an allowance recorded:
Real estate mortgages:
Construction and development	234	236	3
Residential	362	364	4
Commercial	2,404	2,406	9
Commercial and industrial	269	276	6
Consumer and other	—	—	—
Total with an allowance recorded	3,269	3,282	22
Total impaired loans	$17,483	$17,542	$213

	Recorded Investment	Average Recorded Investment	Interest Income Recognized
Three Months Ended March 31, 2021
With no related allowance recorded:
Real estate mortgages:
Construction and development	$5,511	$5,511	$41
Residential	2,396	2,405	23
Commercial	6,411	6,395	98
Commercial and industrial	200	208	3
Consumer and other	22	23	—
Total with no related allowance recorded	14,540	14,542	165
With an allowance recorded:
Real estate mortgages:
Construction and development	567	573	9
Residential	800	804	11
Commercial	1,507	1,517	22
Commercial and industrial	383	387	5
Consumer and other	20	21	—
Total with an allowance recorded	3,277	3,302	47
Total impaired loans	$17,817	$17,844	$212
Loans
Portfolio Segments and Classes
The composition of loans, excluding loans held for sale, is summarized as follows:

	December 31,
	2021		2020
	Amount	% of Total	Amount	% of Total
	(in thousands, except percentages)
Real estate mortgages:
Construction and development	$174,480	13.9%	$102,559	9.9%
Residential	147,490	11.8%	152,212	14.7%
Commercial	716,541	57.1%	514,923	49.8%
Commercial and industrial	206,897	16.5%	254,395	24.6%
Consumer and other	8,709	0.7%	9,644	1.0%
Gross Loans	1,254,117	100.0%	1,033,733	100.0%
Deferred loan fees	(3,817)		(3,618)
Allowance for loan losses	(14,844)		(11,859)
Loans, net	$1,235,456		$1,018,256
For purposes of the disclosures required pursuant to ASC 310, the loan portfolio was disaggregated into segments and then further disaggregated into classes for certain disclosures. A portfolio segment is defined as the level at which an entity develops and documents a systematic method for determining its allowance for credit losses. There are three loan portfolio segments that include real estate, commercial and industrial, and consumer and other. A class is generally determined based on the initial measurement attribute, risk characteristic of the loan, and an entity’s method for monitoring and assessing credit risk. Commercial and industrial is a separate commercial loan class. Classes within the real estate portfolio segment include construction and development, residential mortgages, and commercial mortgages. Consumer loans and other are a class in itself.
In light of the U.S. and global economic crisis brought about by the COVID-19 pandemic, the Company has prioritized assisting its clients through this troubled time. The CARES Act provides for Paycheck Protection Program (PPP) loans to be made by banks to employers with less than 500 employees if they continue to employ their existing workers. As of December 31, 2021, the Company has outstanding 36 loans for a total amount of $9,203 under the PPP. At December 31, 2021, unaccreted deferred loan origination fees related to PPP loans totaled $298. PPP loan origination fees recorded as an adjustment to loan yield for the year were $2,677. These PPP loans are included within the commercial and industrial loan category in the table above.
The following describe risk characteristics relevant to each of the portfolio segments and classes:
Real estate - As discussed below, the Company offers various types of real estate loan products. All loans within this portfolio segment are particularly sensitive to the valuation of real estate:
•Loans for real estate construction and development are repaid through cash flow related to the operations, sale or refinance of the underlying property. This portfolio class includes extensions of credit to real estate developers or investors where repayment is dependent on the sale of the real estate or income generated from the real estate collateral.
•Residential mortgages include 1-4 family first mortgage loans which are repaid by various means such as a borrower’s income, sale of the property, or rental income derived from the property. Also included in residential mortgages are real estate loans secured by farmland, second liens, or open end real estate loans, such as home equity lines. These loans are typically repaid in the same means as 1-4 family first mortgages.
NOTE 4.    Loans (Continued)
Portfolio Segments and Classes (Continued)
•Commercial real estate mortgage loans include both owner-occupied commercial real estate loans and other commercial real estate loans such as commercial loans secured by income producing properties. Owner-occupied commercial real estate loans made to operating businesses are long-term financing of land and buildings and are repaid by cash flows generated from business operations. Real estate loans for income-producing properties such as apartment buildings, hotels, office and industrial buildings, and retail shopping centers are repaid by cash flows from rent income derived from the properties.
Commercial and industrial - The commercial loan portfolio segment includes commercial and industrial loans. These loans include those loans to commercial customers for use in normal business operations to finance working capital needs, equipment purchases, leases, or expansion projects. Loans are repaid by business cash flows. Collection risk in this portfolio is driven by the creditworthiness of the underlying borrower, particularly cash flows from the borrowers’ business operations.
Consumer and other - The consumer loan portfolio segment includes direct consumer installment loans, overdrafts and other revolving credit loans. Loans in this portfolio are sensitive to unemployment and other key consumer economic measures which affects borrowers’ incomes and cash for repayment.
Credit Risk Management
The Chief Credit Officer, Officers Loan Committee and Directors Loan Committee are each involved in the credit risk management process and assess the accuracy of risk ratings, the quality of the portfolio and the estimation of inherent credit losses in the loan portfolio. This comprehensive process also assists in the prompt identification of problem credits. The Company has taken a number of measures to manage the portfolios and reduce risk, particularly in the more problematic portfolios.
The Company employs a credit risk management process with defined policies, accountability and routine reporting to manage credit risk in the loan portfolio segments. Credit risk management is guided by a comprehensive Loan Policy that provides for a consistent and prudent approach to underwriting and approvals of credits. Within the Board approved Loan Policy, procedures exist that elevate the approval requirements as credits become larger and more complex. All loans are individually underwritten, risk-rated, approved, and monitored.
Responsibility and accountability for adherence to underwriting policies and accurate risk ratings lies in each portfolio segment. For the consumer portfolio segment, the risk management process focuses on managing customers who become delinquent in their payments. For the commercial and real estate portfolio segments, the risk management process focuses on underwriting new business and, on an ongoing basis, monitoring the credit of the portfolios. To ensure problem credits are identified on a timely basis, several specific portfolio reviews occur each year to assess the larger adversely rated credits for proper risk rating and accrual status.
Credit quality and trends in the loan portfolio segments are measured and monitored regularly. Detailed reports, by product, collateral, accrual status, etc., are reviewed by the Chief Credit Officer and reported to the Board of Directors.
A description of the general characteristics of the risk categories used by the Company is as follows:
•Pass - A Pass loan is a strong credit with no existing or known potential weaknesses deserving of management’s close attention.
•Special Mention - A loan that has potential weaknesses that deserve management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan
NOTE 4.    Loans (Continued)
Credit Risk Management (Continued)
or in the institution's credit position at some future date. These loans are not adversely classified and do not expose an institution to sufficient risk to warrant adverse classification.
•Substandard - Substandard loans are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified must have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.
•Doubtful - Loans classified Doubtful have all the weaknesses inherent in those classified Substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently known facts, conditions, and values, highly questionable and improbable.
•Loss - Loans classified Loss are considered uncollectible and of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the loan has absolutely no recovery or salvage value but rather it is not practical or desirable to defer writing off this basically worthless asset even though partial recovery may be effected in the future.
The following tables summarize the risk category of the Company’s loan portfolio based upon the most recent analysis performed as of December 31, 2021 and December 31, 2020:

	Pass	Special Mention	Substandard	Doubtful	Total
	(dollars in thousands)
As of December 31, 2021
Real estate mortgages:
Construction and development	$168,751	$388	$5,341	$—	$174,480
Residential	142,782	3,554	1,154	—	147,490
Commercial	691,863	16,371	8,307	—	716,541
Commercial and industrial	203,630	2,960	73	234	206,897
Consumer and other	8,682	21	6	—	8,709
Total:	$1,215,708	$23,294	$14,881	$234	$1,254,117

As of December 31, 2020
Real estate mortgages:
Construction and development	$95,214	$6,113	$1,232	$—	$102,559
Residential	144,256	6,245	1,627	84	152,212
Commercial	471,555	36,754	6,614	—	514,923
Commercial and industrial	240,646	13,138	611	—	254,395
Consumer and other	8,186	1,435	23	—	9,644
Total:	$959,857	$63,685	$10,107	$84	$1,033,733
Past Due Loans
A loan is considered past due if any required principal and interest payments have not been received as of the date such payments were required to be made under the terms of the loan agreement.  Generally, management places a loan on nonaccrual when there is a clear indication that the borrower’s cash flow may not be sufficient to meet
NOTE 4.    Loans (Continued)
Past Due Loans (Continued)
payments as they become due, which is generally when a loan is 90 days past due. The following tables present the aging of the recorded investment in loans as of December 31, 2021 and December 31, 2020:

		Past Due Status (Accruing Loans)
	Current	30-59 Days	60-89 Days	90+ Days	Total Past Due	Nonaccrual	Total
As of December 31, 2021
Real estate mortgages:
Construction and development	$173,027	$62	$746	$299	$1,107	$346	$174,480
Residential	146,871	129	128	195	452	167	147,490
Commercial	714,092	1,775	—	—	1,775	674	716,541
Commercial and industrial	206,027	99	486	—	585	285	206,897
Consumer and other	8,673	30	—	—	30	6	8,709
Total:	$1,248,690	$2,095	$1,360	$494	$3,949	$1,478	$1,254,117

As of December 31, 2020
Real estate mortgages:
Construction and development	$101,375	$117	$90	$—	$207	$977	$102,559
Residential	150,837	382	94	42	518	857	152,212
Commercial	512,208	1,196	—	41	1,237	1,478	514,923
Commercial and industrial	252,473	626	1,212	—	1,838	84	254,395
Consumer and other	9,581	18	15	8	41	22	9,644
Total:	$1,026,474	$2,339	$1,411	$91	$3,841	$3,418	$1,033,733
NOTE 4.    Loans (Continued)
Allowance for Loans Losses
The following tables detail activity in the allowance for loan losses by portfolio segment as of December 31, 2021 and December 31, 2020. Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories.

	Real Estate	Commercial	Consumer	Total
Allowance for loan losses:
Balance at December 31, 2020	$8,057	$3,609	$193	$11,859
Provision (credit) for loan losses	3,516	(458)	(76)	2,982
Loans charged off	(44)	—	(2)	(46)
Recoveries of loans previously charged off	25	15	9	49
Ending balance at December 31, 2021	$11,554	$3,166	$124	$14,844

Ending balance - individually evaluated for impairment	$340	$292	$3	$635
Ending balance - collectively evaluated for impairment	11,145	2,874	121	14,140
Ending balance - loans acquired with deteriorated credit quality	69	—	—	69
Total ending balance at December 31, 2021	$11,554	$3,166	$124	$14,844

Loans:
Ending balance - individually evaluated for impairment	$14,742	$307	$26	$15,075
Ending balance - collectively evaluated for impairment	1,022,497	206,590	8,683	1,237,770
Ending balance - loans acquired with deteriorated credit quality	1,272	—	—	1,272
Total ending balance at December 31, 2021	$1,038,511	$206,897	$8,709	$1,254,117
NOTE 4.    Loans (Continued)
Allowance for Loans Losses (Continued)

	Real Estate	Commercial	Consumer	Total
Allowance for loan losses:
Balance at December 31, 2019	$7,254	$1,885	$126	$9,265
Provision for loan losses	1,702	1,598	—	3,300
Loans charged off	(908)	—	(18)	(926)
Recoveries of loans previously charged off	9	126	85	220
Ending balance at December 31, 2020	$8,057	$3,609	$193	$11,859

Ending balance - individually evaluated for impairment	$1,352	$478	$7	$1,837
Ending balance - collectively evaluated for impairment	6,476	3,131	186	9,793
Ending balance - loans acquired with deteriorated credit quality	229	—	—	229
Total ending balance at December 31, 2020	$8,057	$3,609	$193	$11,859

Loans:
Ending balance - individually evaluated for impairment	$11,527	$856	$37	$12,420
Ending balance - collectively evaluated for impairment	756,489	253,539	9,607	1,019,635
Ending balance - loans acquired with deteriorated credit quality	1,678	—	—	1,678
Total ending balance at December 31, 2020	$769,694	$254,395	$9,644	$1,033,733
NOTE 4.    Loans (Continued)
Impaired Loans
A loan held for investment is considered impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due (both principal and interest) according to the terms of the loan agreement. The following tables detail our impaired loans, by portfolio class as of December 31, 2021 and December 31, 2020.

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2021
With no related allowance recorded:
Real estate mortgages:
Construction and development	$5,258	$5,258	$—	$5,261	$205
Residential	1,081	1,081	—	1,090	90
Commercial	7,992	7,992	—	7,993	440
Commercial and industrial	22	22	—	25	3
Consumer and other	15	15	—	16	1
Total with no related allowance recorded	14,368	14,368	—	14,385	739

With an allowance recorded:
Real estate mortgages:
Construction and development	370	370	148	370	$10
Residential	633	704	125	636	27
Commercial	680	680	136	682	32
Commercial and industrial	285	285	292	289	18
Consumer and other	11	11	3	11	1
Total with an allowance recorded	1,979	2,050	704	1,988	88
Total impaired loans:	$16,347	$16,418	$704	$16,373	$827
NOTE 4.    Loans (Continued)
Impaired Loans (Continued)

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2020
With no related allowance recorded:
Real estate mortgages:
Construction and development	$977	$977	$—	$970	$18
Residential	1,537	1,537	—	1,669	93
Commercial	5,117	5,117	—	5,425	290
Commercial and industrial	65	65	—	91	6
Consumer and other	22	22	—	24	2
Total with no related allowance recorded	7,718	7,718	—	8,179	$409

With an allowance recorded:
Real estate mortgages:
Construction and development	644	644	106	668	$34
Residential	1,557	1,628	628	1,636	82
Commercial	3,373	3,373	847	3,526	194
Commercial and industrial	791	791	478	886	58
Consumer and other	15	15	7	15	—
Total with an allowance recorded	6,380	6,451	2,066	6,731	368
Total impaired loans:	$14,098	$14,169	$2,066	$14,910	$777
Troubled Debt Restructurings
As of December 31, 2021, and 2020, impaired loans included $2,012 and $1,754, respectively, in loans that were classified as Troubled Debt Restructurings (TDRs). The restructuring of a loan is considered a TDR if both (i) the borrower is experiencing financial difficulties and (ii) the Company has granted a concession.
In assessing whether a borrower is experiencing financial difficulties, the Company considers information currently available regarding the financial condition of the borrower. This information includes, but is not limited to, whether (i) the borrower is currently in payment default on any of its debt; (ii) a payment default is probable in the foreseeable future without the modification; (iii) the borrower has declared or is in the process of declaring bankruptcy and (iv) the borrower’s projected cash flow is sufficient to satisfy contractual payments due under the original terms of the loan without a modification.
The Company considers all aspects of the modification to loan terms to determine whether or not a concession has been granted to the borrower. Key factors considered by the Company include the borrower’s ability to access funds at a market rate for debt with similar risk characteristics, the significance of the modification relative to unpaid principal balance or collateral value of the debt, and the significance of a delay in the timing of payments relative to the original contractual terms of the loan. The most common concessions granted by the Company generally include one or more modifications to the terms of the debt, such as (i) a reduction in the interest rate for the remaining life of the debt, (ii) an extension of the maturity date at an interest rate lower than the current market rate for new debt with similar risk, (iii) a temporary period of interest-only payments, and (iv) a reduction in the contractual payment amount for either a short period or remaining term of the loan.
As of December 31, 2021, and 2020, the Company had $1,072 and $1,275, respectively, in loans considered restructured that are not on nonaccrual status. Of the nonaccrual loans at December 31, 2021 and 2020, $940 and
NOTE 4.    Loans (Continued)
Troubled Debt Restructurings (Continued)
$479, respectively, met the criteria for a TDR. A loan is placed back on accrual status when both principal andinterest are current, and it is probable that the Company will be able to collect all amounts due (both principal and interest) according to the terms of the loan agreement.
Recorded investment prior to modification reflects the Company’s recorded investment immediately before the modification. Recorded investment after modification represents the Company’s recorded investment at the end of the year. The following table summarizes the loans that were modified as a TDR during the years ended December 31, 2021 and 2020.

	Troubled Debt Restructurings
	Number of Loans	Recorded Investment Prior to Modification	Recorded Investment After Modification	Impact on the Allowance for Loan Losses
December 31, 2021
Real estate mortgages:
Construction and development	2	$189	$178	$63
Residential	1	3	—	—
Commercial	2	537	510	—
Commercial and industrial	—	—	—	—
Consumer and other	—	—	—	—
Total	5	$729	$688	$63

December 31, 2020
Real estate mortgages:
Construction and development	—	$—	$—	$—
Residential	—	—	—	—
Commercial	—	—	—	—
Commercial and industrial	1	277	271	271
Consumer and other	1	16	15	7
Total	2	$293	$286	$278
The Company considers a loan to have defaulted when it becomes 90 or more days delinquent under the modified terms, has been transferred to nonaccrual status subsequent to the modification or has been transferred to foreclosed assets. As of December 31, 2021, three loans modified in a TDR during the twelve months, subsequently defaulted. As of December 31, 2020, no loans modified in a TDR during the twelve months, subsequently defaulted.